FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2015
FAIR VALUE MEASUREMENTS [Abstract]
Schedule of fair value measurements for each class of assets on nonrecurring basis
	Fair Value Measurement at the End of the Reporting Period Using
	As of December 31,	Quoted Prices in Active	Significance	Significant
	2015	Markets for Identical	Other Observable	Unobservable
		Assets (Level 1)	Inputs (Level 2)	Inputs (Level 3)	Total losses
	RMB	RMB	RMB	RMB	RMB
Description
Recurring fair value measurements:
Derivative liability	688	—	688	—	(33,731)
Nonrecurring fair value measurements:
Long-lived assets held and used*	4,540	—	—	4,540	(23,125)